Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands					3 Months Ended	12 Months Ended
	May 02, 2017	Feb. 24, 2017	Feb. 15, 2017	Jan. 10, 2017	Mar. 31, 2017	Dec. 30, 2016
Subsequent Event [Line Items]
Ordinary shares, issued				881,667
Sale of Stock, Price Per Share				$ 9.00
Proceeds From Sale Of Shares				$ 7,400	$ 7,277	$ 47,103
Ajax Foresight Global Manufacturing Sdn. Bhd.
Subsequent Event [Line Items]
Equity Method Investment, Amount Sold			$ 1,730
Equity Method Investment, Realized Gain (Loss) on Disposal			$ 32
CHawk Technology International, Inc.
Subsequent Event [Line Items]
Sales price of Cost method investment		$ 1,700
Cost-method Investments, Realized Gain (Loss)		210
Proceeds From Sale Of Cost Method Investment		700
Notes receivable		1,000
installment		$ 200
Terms of the note		5 years
Ordinary Shares
Subsequent Event [Line Items]
Ordinary shares, issued					881,667	5,877,778
Ordinary shares ownership percentage, before					71.50%
Subsequent Event | Ordinary Shares
Subsequent Event [Line Items]
Ordinary shares ownership percentage	48.60%
Subsequent Event | Ordinary Shares | Principal Shareholder
Subsequent Event [Line Items]
Ordinary shares, sold	5,700,000
Subsequent Event | Ordinary Shares | Executive Officer
Subsequent Event [Line Items]
Ordinary shares, issued	35,550
Subsequent Event | Ordinary Shares | Executive Officer | Principal Shareholder
Subsequent Event [Line Items]
Ordinary shares, issued	193,129